Revenue - Contract Balances and Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivables
Accounts receivables - Opening	$ 331,295	$ 331,295	$ 317,808	$ 361,586
Accounts receivables - Closing	270,584	226,997	331,295	317,808
Accounts receivables - (Increase)/decrease	60,711	104,298	(13,487)	43,778
Current portion of deferred revenues
Current portion of deferred revenues - Opening	391,102	391,102	361,260	333,944
Current portion of deferred revenues - Closing	404,753	330,786	391,102	361,260
(Increase)/decrease in Contract With Customer, Current Liability	(13,651)	60,316	(29,842)	(27,316)
Non-current portion of deferred revenues
Non-current portion of deferred revenues - Opening	17,112	17,112	15,796	18,602
Non-current portion of deferred revenues - Closing	22,236	21,299	17,112	15,796
(Increase)/Decrease In Contract With Customer, Non Current Liability	$ (5,124)	$ (4,187)	$ (1,316)	$ 2,806